SEI INSTITUTIONAL INVESTMENTS TRUST

Opportunistic Income Fund
Core Fixed Income Fund
Long Duration Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
(the "Funds")

Supplement Dated June 5, 2020
to the Prospectus, dated September 30, 2019, as restated on March 18, 2020 and as amended on March 30, 2020, April 3, 2020, April 23, 2020 and May 22, 2020 (the "Prospectus") and
Statement of Additional Information, dated September 30, 2019, as amended on December 13,
2019, December 20, 2019, March 30, 2020, April 3, 2020, April 24, 2020 and May 22, 2020 (the
"SAI")

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 5, 2020, Erin Garrett no longer serves as a portfolio manager to the Funds. As such, all references to "Erin Garrett" are hereby deleted.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1280 (6/20)